Equity Capital Structure and Equity Incentive Plan	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Equity Capital Structure and Equity Incentive Plan

8. Equity Capital Structure and Equity Incentive Plan:

The Company’s authorized common and preferred stock consists of 450,000,000 common shares and 50,000,000 preferred shares with a par value of USD 0.001 per share.

The amounts shown in the accompanying consolidated balance sheets as Additional paid-in capital represent contributions made by the stockholders at various dates to finance vessel acquisitions in excess of the amounts of bank loans obtained and advances for working capital purposes, net of subsequent distributions primarily from re-imbursement of certain payments to shipyards in respect to the construction of new-built vessels. There was no paid-in capital re-imbursement for the years ended December 31, 2018 and 2019.

On October 28, 2015, the Company’s board of directors approved an equity incentive plan (the “EIP”), providing for the granting of share-based awards to directors, officers and employees of the Company and its affiliates and to its consultants and service providers. The maximum aggregate number of shares of common stock of the Company that may be delivered pursuant to awards granted under the EIP, shall be equal to 15% of the then issued and outstanding number of shares of common stock. On the same date the Company’s board of directors approved the issuance of 33,222 restricted shares of the Company’s common stock to certain of its officers that were issued later in 2016. On November 15, 2017, 200,000 restricted shares of the Company’s common stock were granted and issued to a senior officer of the Company, which were vested immediately upon issuance. The fair value of such restricted shares based on the average of the high-low trading price of the shares on November 15, 2017, was $355, which was recorded as a non-cash stock compensation and included in the consolidated statement of comprehensive loss under General and administrative expenses for the year ended December 31, 2017. During the year ended December 31, 2018 and 2019, no additional shares were granted under the EIP and as of December 31, 2018 and 2019, there was no unrecognized compensation cost.

On December 6, 2017, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”), pursuant to which the Company, in a private placement, agreed to issue and sell to the Investors an aggregate of 2,400,000 shares of its common stock at a price per share of $2.00 (the “Private Placement”). As a condition of the Purchase Agreement, the Company, Maritime Investors and each of the Company’s directors and executive officers entered into lock-up agreements pursuant to which they could not, among other things, offer or sell shares of the Company’s common stock until the earlier of i) 30 days after effective date (as defined therein) and ii) the disposition by the Investors of all of the shares of common stock they received in the Private Placement. In connection with the Private Placement, the Company also entered into a registration rights agreement with the Investors, pursuant to which the Company was obligated to prepare and file with the Securities and Exchange Commission (“SEC”) a registration statement to register for resale the registrable securities (as defined therein) on or prior to December 21, 2017. The Private Placement closed on December 8, 2017, resulting in gross proceeds of $4,800, before deducting offering expenses of approximately $509, which were used for general corporate purposes, including the repayment of outstanding indebtedness. On December 19, 2017, the Company filed with the SEC a registration statement on Form F-3 to register for resale the shares of common stock issued under the Purchase Agreement, which was declared effective on January 3, 2018.

On February 2, 2018, the Company filed with the SEC a registration statement on Form F-3, under which it may sell from time to time common stock, preferred stock, debt securities, warrants, purchase contracts and units, each as described therein, in any combination, in one or more offerings up to an aggregate dollar amount of $100,000. In addition, the selling stockholders referred to in the registration statement may sell in one of more offerings up to 5,233,222 shares of the Company’s common stock from time to time as described therein. The registration statement was declared effective by the SEC on February 12, 2018. On March 30, 2018, the Company filed a prospectus supplement to the Shelf Registration Statement related to an At-The-Market Program (“ATM Program”) under which it may, from time to time, issue and sell shares of its common stock up to an aggregate offering of $2,300 through a sales agent as either agent or principal. No shares were sold under this initial ATM Program, but on November 19, 2018, the prospectus supplement was amended to increase the offering to $3,675.

As of December 31, 2018, following the issuance and sale of 182,297 shares of common stock under the ATM Program, the Company’s outstanding common shares increased from 20,877,893 to 21,060,190. During the year ended December 31, 2019, the Company offered and sold an additional 214,828 common shares under this program to raise $354 at an average (gross) price of $1.65/share. Furthermore, during the same period, the Company issued 95,262 of common shares to settle the interest charged on the Amended & Restated Promissory Note, discussed in Note 3. At December 31, 2019, the Company had a total of 21,370,280 common shares issued and outstanding.